CONDENSED CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Total revenues
Total revenues		$ 1,980.5	$ 1,861.3
Operating expenses:
Total cost of revenues		263.8	229.0
Research and development		332.4	293.8
Selling and marketing		691.2	630.8
General and administrative		94.9	86.0
Total operating expenses		1,382.3	1,239.6
Operating income		598.2	621.7
Financial income, net		84.5	71.6
Income before taxes on income		682.7	693.3
Taxes on income (tax benefit)		(69.7)	105.1
Net Income (Loss) Attributable to Parent, Total		$ 752.4	$ 588.2
Basic earnings per ordinary share		$ 7	$ 5.28
Number of shares used in computing basic earnings per share		107,456,414	111,385,823
Diluted earnings per ordinary share		$ 6.81	$ 5.16
Number of shares used in computing diluted earnings per share		110,430,202	114,115,903
Products and licenses
Total revenues
Total revenues		$ 376.4	$ 337.3
Operating expenses:
Total cost of revenues	[1]	73.8	68.2
Security subscriptions
Total revenues
Total revenues		893.9	812.0
Operating expenses:
Total cost of revenues	[1]	67.1	52.9
Software updates and maintenance
Total revenues
Total revenues		710.2	712.0
Operating expenses:
Total cost of revenues	[1]	99.2	90.5
Amortization of technology
Operating expenses:
Total cost of revenues		$ 23.7	$ 17.4

[1]	Not including amortization of technology shown separately.